Annual Operating Expenses - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2023
Fidelity Advisor Canada Fund - Class A
Operating Expenses:
Management fee	0.81%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.27%	[2]
Total annual operating expenses	1.33%
Fidelity Advisor Canada Fund - Class C
Operating Expenses:
Management fee	0.81%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%	[2]
Total annual operating expenses	2.08%
Fidelity Advisor Canada Fund - Class M
Operating Expenses:
Management fee	0.81%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%	[2]
Total annual operating expenses	1.58%
Fidelity Advisor Canada Fund - Class I
Operating Expenses:
Management fee	0.81%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	1.03%
Fidelity Advisor Canada Fund - Class Z
Operating Expenses:
Management fee	0.81%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.92%

[1]	AThe management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P/TSX Composite Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.